PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Production line for e-bicycles	$942,892	$829,004
Furniture, fixtures and office equipment	51,808	46,665
	994,700	875,669
Less: accumulated depreciation	(199,641)	(147,231)
Property and equipment, net	$795,059	$728,438

For the six months ended June 30, 2025 and 2024, depreciation expense amounted to $49,011 and $125,631 , respectively.